Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Empower Core Strategies: Flexible Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Flexible Bond Fund
Class Name	Institutional Class
Trading Symbol	MXEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 3.28%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.
The Fund’s investment portfolio was managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, and Loomis, Sayles & Company, L.P. (“Loomis Sayles”), the Fund’s sub-adviser. On February 26, 2024, Western Asset Management LLC (“Western Asset”) joined Loomis Sayles as an additional sub-adviser of the Fund and began managing the portion of the Fund's investment portfolio previously managed by ECM.
For the period of January 1, 2024 - February 25, 2024, ECM’s performance was driven primarily by the overweight allocations to agency mortgage-backed securities (“MBS”), agency commercial mortgage-backed securities and asset-backed securities (“ABS”). ECM experienced underperformance relative to the yield curve, primarily due to negative convexity in reaction to significant rate movements at the beginning of the year.
Loomis Sayles’ performance was driven primarily by security selection while yield curve positioning contributed significantly throughout the year. Security selection within high yield credit was a top contributor to performance as the sector generated the greatest returns within the strategy. Exposure to equity detracted from overall performance for the period. Security selection subtracted most in this sector.
For the period of February 26, 2024 - December 31, 2024, Western Asset’s overweight in agency MBS was the largest contributor to performance and off-benchmark ABS exposure was the second largest contributor to performance. In terms of sector, duration, and yield curve positioning, Western Asset did not have any negative contributing allocations.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)	3.28%	0.83%	1.88%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.34%
(a) Institutional Class inception date was June 25, 2018.

Performance Inception Date	Jun. 25, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 1,263,000,000
Holdings Count | Holding	912
Advisory Fees Paid, Amount	$ 5,500,000
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,263M
Total number of portfolio holdings	912
Total advisory fee paid	$ 5.5M
Portfolio turnover rate as of the end of the reporting period	79%
Average Credit Quality	A1
Weighted Average Maturity	13 years
Effective Duration	5.15 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	3.98%
United States Treasury Note/Bond 4.75%	3.20%
Resolution Funding Corp Principal Strip 0.00%	2.19%
United States Treasury Note/Bond 3.75%	2.11%
United States Treasury Note/Bond 4.13%	1.97%
United States Treasury Note/Bond 4.63%	1.69%
United States Treasury Note/Bond 3.50%	1.58%
United States Treasury Note/Bond 4.25%	1.52%
United States Treasury Note/Bond 4.38%	1.31%
EchoStar Corp 10.75%	1.08%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.88%	3.98%
United States Treasury Note/Bond 4.75%	3.20%
Resolution Funding Corp Principal Strip 0.00%	2.19%
United States Treasury Note/Bond 3.75%	2.11%
United States Treasury Note/Bond 4.13%	1.97%
United States Treasury Note/Bond 4.63%	1.69%
United States Treasury Note/Bond 3.50%	1.58%
United States Treasury Note/Bond 4.25%	1.52%
United States Treasury Note/Bond 4.38%	1.31%
EchoStar Corp 10.75%	1.08%

Material Fund Change [Text Block]
Material Fund
Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective January 17, 2025, Western Asset was removed as a sub-adviser of the Fund and

ECM began managing the portion of the Fund’s investment portfolio previously managed by Western Asset.

Material Fund Change Adviser [Text Block]	Effective January 17, 2025, Western Asset was removed as a sub-adviser of the Fund and ECM began managing the portion of the Fund’s investment portfolio previously managed by Western Asset.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period .
Empower Core Strategies: Flexible Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Flexible Bond Fund
Class Name	Investor Class
Trading Symbol	MXEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended December 31,
2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)	$ 77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 2.99%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.
The Fund’s investment portfolio was managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, and Loomis, Sayles & Company, L.P. (“Loomis Sayles”), the Fund’s sub-adviser. On February 26, 2024, Western Asset Management LLC (“Western Asset”) joined Loomis Sayles as an additional sub-adviser of the Fund and managed a portion of the investment portfolio through December 31, 2024. Effective January 17, 2025, ECM resumed management of Western Asset’s portion of the investment portfolio and Western Asset is no longer a sub-adviser of the Fund.
For the period of January 1, 2024 - February 25, 2024, ECM’s performance was driven primarily by the overweight allocations to agency mortgage-backed securities (“MBS”), agency commercial mortgage-backed securities and asset-backed securities (“ABS”). ECM experienced underperformance relative to the yield curve, primarily due to negative convexity in reaction to significant rate movements at the beginning of the year.
Loomis Sayles’ performance was driven primarily by security selection while yield curve positioning contributed significantly throughout the year. Security selection within high yield credit was a top contributor to performance as the sector generated the greatest returns within the strategy. Exposure to equity detracted from overall performance for the period. Security selection subtracted most in this sector.
For the period of February 26, 2024 - December 31, 2024, Western Asset’s overweight in agency MBS was the largest contributor to performance and off-benchmark ABS exposure was the second largest contributor to performance. In terms of sector, duration, and yield curve positioning, Western Asset did not have any negative contributing allocations.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)	2.99%	N/A%	(1.28) %
Bloomberg U.S. Aggregate Bond Index	1.25%	N/A%	(1.98) %
(a) Investor Class inception date was September 3, 2020.

Performance Inception Date	Sep. 03, 2020
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Net Assets	$ 1,263,000,000
Holdings Count | Holding	912
Advisory Fees Paid, Amount	$ 5,500,000
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,263M
Total number of portfolio holdings	912
Total advisory fee paid	$ 5.5M
Portfolio turnover rate as of the end of the reporting period	79%
Average Credit Quality	A1
Weighted Average Maturity	13 years
Effective Duration	5.15 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	3.98%
United States Treasury Note/Bond 4.75%	3.20%
Resolution Funding Corp Principal Strip 0.00%	2.19%
United States Treasury Note/Bond 3.75%	2.11%
United States Treasury Note/Bond 4.13%	1.97%
United States Treasury Note/Bond 4.63%	1.69%
United States Treasury Note/Bond 3.50%	1.58%
United States Treasury Note/Bond 4.25%	1.52%
United States Treasury Note/Bond 4.38%	1.31%
EchoStar Corp 10.75%	1.08%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.88%	3.98%
United States Treasury Note/Bond 4.75%	3.20%
Resolution Funding Corp Principal Strip 0.00%	2.19%
United States Treasury Note/Bond 3.75%	2.11%
United States Treasury Note/Bond 4.13%	1.97%
United States Treasury Note/Bond 4.63%	1.69%
United States Treasury Note/Bond 3.50%	1.58%
United States Treasury Note/Bond 4.25%	1.52%
United States Treasury Note/Bond 4.38%	1.31%
EchoStar Corp 10.75%	1.08%

Material Fund Change [Text Block]
Material Fund
Changes
This is a summary of certain changes and planned
changes
to to the Fund since January 1, 2024.
For
more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective January 17, 2025, Western Asset was removed as a sub-adviser of the Fund and

ECM began managing the portion of the Fund’s investment portfolio previously managed by Western Asset.

Material Fund Change Adviser [Text Block]	Effective January 17, 2025, Western Asset was removed as a sub-adviser of the Fund and ECM began managing the portion of the Fund’s investment portfolio previously managed by Western Asset.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned
changes
to to the Fund since January 1, 2024.
For
more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Inflation-Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	MXEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Strategies: Inflation-Protected Securities Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December
31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 2.89%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, which returned 3.09% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P.
The Fund’s overweight to collateralized loan obligations (“CLOs”), commercial mortgage-backed securities (“CMBS”), and investment
grade corporates contributed to returns. This was mainly due to credit spreads tightening over the year in these sectors. Within CMBS, favorable housing market dynamics and the Federal Reserve’s entrance into a cutting cycle helped property valuations. On the CLO side, elevated deal calls, low default rates and record issuance benefited performance. Non-agency residential mortgage-backed security selection contributed to returns, predominantly driven by favorable housing dynamics, including robust home sales, increases in housing prices, and increases in mortgage applications. The selection of government securities versus the benchmark underperformed over the year and a long U.S. interest rates position as part of the spread sector barbell detracted from returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)	2.89%	2.50%	2.83%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.34%
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index	3.09%	2.69%	3.07%
(a) Institutional Class inception date was June 25, 2018.

Performance Inception Date	Jun. 25, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 395,000,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	213.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 395M
Total number of portfolio holdings	111
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period	213%
Average Credit Quality	Aa1
Weighted Average Maturity	8 years
Effective Duration	4.44 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten
Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	29.23%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	12.32%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	11.97%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	11.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	4.99%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	4.28%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	3.17%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	1.91%
Government National Mortgage Association 4.50%	1.61%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	1.04%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten
Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	29.23%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	12.32%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	11.97%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	11.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	4.99%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	4.28%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	3.17%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	1.91%
Government National Mortgage Association 4.50%	1.61%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	1.04%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: Inflation-Protected Securities Fund
Class Name	Investor Class
Trading Symbol	MXEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Strategies: Inflation-Protected Securities Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 2.53%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, which returned 3.09% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P.
The Fund’s overweight to collateralized loan obligations (“CLOs”), commercial mortgage-backed securities (“CMBS”), and investment grade corporates contributed to returns. This was mainly due to credit spreads tightening over the year in these sectors. Within CMBS, favorable housing market dynamics and the Federal Reserve’s entrance into a cutting cycle helped property valuations. On the CLO side, elevated deal calls, low default rates and record issuance benefited performance. Non-agency residential mortgage-backed security selection contributed to returns, predominantly driven by favorable housing dynamics, including robust home sales, increases in housing prices, and increases in mortgage applications. The selection of government securities versus the benchmark underperformed over the year and a long U.S. interest rates position as part of the spread sector barbell detracted from returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)	2.53%	N/A%	1.12%
Bloomberg U.S. Aggregate Bond Index	1.25%	N/A%	(1.98) %
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index	3.09%	N/A%	1.55%
(a) Investor Class inception date was September 3, 2020.

Performance Inception Date	Sep. 03, 2020
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 395,000,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	213.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 395M
Total number of portfolio holdings	111
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period	213%
Average Credit Quality	Aa1
Weighted Average Maturity	8 years
Effective Duration	4.44 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	29.23%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	12.32%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	11.97%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	11.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	4.99%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	4.28%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	3.17%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	1.91%
Government National Mortgage Association 4.50%	1.61%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	1.04%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	29.23%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	12.32%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	11.97%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	11.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	4.99%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	4.28%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	3.17%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	1.91%
Government National Mortgage Association 4.50%	1.61%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	1.04%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: International Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: International Equity Fund
Class Name	Institutional Class
Trading Symbol	MXECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)	$ 66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 3.14%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 3.82% over the same period.
The Fund’s investment portfolio is managed by three sub-advisers: Franklin Templeton Institutional, LLC (“Franklin Templeton”); Irish Life Investment Managers Limited (“ILIM”); and LSV Asset Management (“LSV”).
Franklin Templeton’s stock selection in the healthcare, industrials, and financials sectors detracted from relative performance. In contrast, stock selection in the information technology, communication services and consumer discretionary sectors helped relative returns. In terms of sector allocations, an underweight in financials was the main detractor, while an underweight in consumer staples and a lack of exposure to energy helped relative performance. From an individual security perspective, Ireland-based Keywords Studios, an international video games service provider, contributed to relative performance while German biotechnology contract development and manufacturing company Evotec held back relative performance.
ILIM’s returns were supported by a better earnings backdrop that stabilized growth and some major central banks starting to cut interest rates. From an individual security perspective, software company SAP was the largest contributor to performance and Nestle, the food and beverage company, detracted the most from performance.
LSV’s performance was aided by its value style with value stocks modestly outperforming growth stocks for the year. However, smaller stocks underperformed in 2024 so LSV’s smaller cap bias detracted from results and offset the positive contribution from having a deeper value bias. LSV’s overweighting of value-oriented sectors helped results as well with an overweight in financials, the year’s best performing sector, being the biggest contributor. Overall sector exposure was a positive contributor as was stock selection.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)	3.14%	4.32%	4.38%
MSCI EAFE ® Index	3.82%	4.73%	4.69%
(a) Institutional Class inception date was June 25, 2018.

Performance Inception Date	Jun. 25, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 941,000,000
Holdings Count | Holding	903
Advisory Fees Paid, Amount	$ 4,300,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 941M
Total number of portfolio holdings	903
Total advisory fee paid	$ 4.3M
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Novartis AG	1.48%
U.S. Treasury Bills 4.28%	1.37%
Roche Holding AG	1.31%
ASML Holding NV	1.28%
SAP SE	1.19%
Shell PLC	1.16%
Novo Nordisk A/S Class B	0.85%
AstraZeneca PLC	0.83%
HSBC Holdings PLC	0.82%
TotalEnergies SE	0.76%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Novartis AG	1.48%
U.S. Treasury Bills 4.28%	1.37%
Roche Holding AG	1.31%
ASML Holding NV	1.28%
SAP SE	1.19%
Shell PLC	1.16%
Novo Nordisk A/S Class B	0.85%
AstraZeneca PLC	0.83%
HSBC Holdings PLC	0.82%
TotalEnergies SE	0.76%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: International Equity Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: International Equity Fund
Class Name	Investor Class
Trading Symbol	MXEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)	$ 97	0.96%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 2.87%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 3.82% over the same period.
The Fund’s investment portfolio is managed by three sub-advisers: Franklin Templeton Institutional, LLC (“Franklin Templeton”); Irish Life Investment Managers Limited (“ILIM”); and LSV Asset Management (“LSV”).
Franklin Templeton’s stock selection in the healthcare, industrials, and financials sectors detracted from relative performance. In contrast, stock selection in the information technology, communication services and consumer discretionary sectors helped relative returns. In terms of sector allocations, an underweight in financials was the main detractor, while an underweight in consumer staples and a lack of exposure to energy helped relative performance. From an individual security perspective, Ireland-based Keywords Studios, an international video games service provider, contributed to relative performance while German biotechnology contract development and manufacturing company Evotec held back relative performance.
ILIM’s returns were supported by a better earnings backdrop that stabilized growth and some major central banks starting to cut interest rates. From an individual security perspective, software company SAP was the largest contributor to performance and Nestle, the food and beverage company, detracted the most from performance.
LSV’s performance was aided by its value style with value stocks modestly outperforming growth stocks for the year. However, smaller stocks underperformed in 2024 so LSV’s smaller cap bias detracted from results and offset the positive contribution from having a deeper value bias. LSV’s overweighting of value-oriented sectors helped results as well with an overweight in financials, the year’s best performing sector, being the biggest contributor. Overall sector exposure was a positive contributor as was stock selection.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)	2.87%	N/A%	6.17%
MSCI EAFE ® Index	3.82%	N/A%	6.60%
(a) Investor Class inception date was September 3, 2020.

Performance Inception Date	Sep. 03, 2020
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 941,000,000
Holdings Count | Holding	903
Advisory Fees Paid, Amount	$ 4,300,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 941M
Total number of portfolio holdings	903
Total advisory fee paid	$ 4.3M
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Novartis AG	1.48%
U.S. Treasury Bills 4.28%	1.37%
Roche Holding AG	1.31%
ASML Holding NV	1.28%
SAP SE	1.19%
Shell PLC	1.16%
Novo Nordisk A/S Class B	0.85%
AstraZeneca PLC	0.83%
HSBC Holdings PLC	0.82%
TotalEnergies SE	0.76%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Novartis AG	1.48%
U.S. Treasury Bills 4.28%	1.37%
Roche Holding AG	1.31%
ASML Holding NV	1.28%
SAP SE	1.19%
Shell PLC	1.16%
Novo Nordisk A/S Class B	0.85%
AstraZeneca PLC	0.83%
HSBC Holdings PLC	0.82%
TotalEnergies SE	0.76%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: U.S. Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: U.S. Equity Fund
Class Name	Institutional Class
Trading Symbol	MXEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended December 31,
2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)	$ 61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 21.66%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% over the same period.
The Fund’s investment portfolio is managed by four sub-advisers: Irish Life Investment Managers Limited (“ILIM”); J.P. Morgan Investment Management Inc. (“JPMorgan”); Loomis, Sayles & Company, L.P. (“Loomis Sayles”); and Putnam Investment Management, LLC (“Putnam”).
ILIM’s returns were driven by a strong economic backdrop and upward revisions to growth through the year, a recovery in earnings, ongoing optimism around the artificial intelligence (“AI”) theme and the eventual start of a rate cutting cycle by the Federal Reserve. Expected growth-supportive policies from the incoming Trump administration also supported the market. From an individual security perspective, Nvidia, the key supplier of chips powering AI technology, was the largest contributor to performance and Intel, the technology company, detracted the most from performance.
JPMorgan’s stock selection in industrials and healthcare were the top contributors while stock selection in technology and consumer staples detracted. From an individual security perspective, overweight positions in Netflix and Meta Platforms were top contributors and overweight positions in D.R. Horton and Regeneron Pharmaceuticals detracted from performance.
Loomis Sayles benefited from an equity market that rewarded larger and higher quality stocks as its portfolio is primarily invested in the upper end of the market capitalization range. In this environment, stock selection was responsible for driving all of the outperformance versus the benchmark as sector allocation was neutral. The utilities sector provided the largest contribution to relative performance due to strong security selection in the sector and included Talen Energy, the top contributing stock in the portfolio. Energy was the largest performance detractor as the sector was overweight in addition to lagging security selection in some of the larger portfolio weights, such as oil services company Weatherford International.
Putnam’s security selection contributed most to relative performance with nine of eleven sectors delivering a positive impact from security selection. Sector allocation decisions had the largest negative impact on performance. Results were particularly impacted by the underweight positioning in the top performing financials sector and overweight positioning in the relatively weak materials sector.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)	21.66%	13.66%	12.58%
Russell 3000® Index	23.81%	13.86%	13.38%
(a) Institutional Class inception date was June 25, 2018.

Performance Inception Date	Jun. 25, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 658,000,000
Holdings Count | Holding	663
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 658M
Total number of portfolio holdings	663
Total advisory fee paid	$ 3.3M
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	4.56%
Apple Inc	4.37%
NVIDIA Corp	4.31%
Amazon.com Inc	2.76%
Meta Platforms Inc Class A	1.88%
U.S. Treasury Bills 4.38%	1.72%
Tesla Inc	1.52%
Alphabet Inc Class C	1.43%
Broadcom Inc	1.38%
Walmart Inc	1.12%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp	4.56%
Apple Inc	4.37%
NVIDIA Corp	4.31%
Amazon.com Inc	2.76%
Meta Platforms Inc Class A	1.88%
U.S. Treasury Bills 4.38%	1.72%
Tesla Inc	1.52%
Alphabet Inc Class C	1.43%
Broadcom Inc	1.38%
Walmart Inc	1.12%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Strategies: U.S. Equity Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Strategies: U.S. Equity Fund
Class Name	Investor Class
Trading Symbol	MXETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)	$ 96	0.87%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 21.28%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% over the same period.
The Fund’s investment portfolio is managed by four sub-advisers: Irish Life Investment Managers Limited (“ILIM”); J.P. Morgan Investment Management Inc. (“JPMorgan”); Loomis, Sayles & Company, L.P. (“Loomis Sayles”); and Putnam Investment Management, LLC (“Putnam”).
ILIM’s returns were driven by a strong economic backdrop and upward revisions to growth through the year, a recovery in earnings, ongoing optimism around the artificial intelligence (“AI”) theme and the eventual start of a rate cutting cycle by the Federal Reserve. Expected growth-supportive policies from the incoming Trump administration also supported the market. From an individual security perspective, Nvidia, the key supplier of chips powering AI technology, was the largest contributor to performance and Intel, the technology company, detracted the most from performance.
JPMorgan’s stock selection in industrials and healthcare were the top contributors while stock selection in technology and consumer staples detracted. From an individual security perspective, overweight positions in Netflix and Meta Platforms were top contributors and overweight positions in D.R. Horton and Regeneron Pharmaceuticals detracted from performance.
Loomis Sayles benefited from an equity market that rewarded larger and higher quality stocks as its portfolio is primarily invested in the upper end of the market capitalization range. In this environment, stock selection was responsible for driving all of the outperformance versus the benchmark as sector allocation was neutral. The utilities sector provided the largest contribution to relative performance due to strong security selection in the sector and included Talen Energy, the top contributing stock in the portfolio. Energy was the largest performance detractor as the sector was overweight in addition to lagging security selection in some of the larger portfolio weights, such as oil services company Weatherford International.
Putnam’s security selection contributed most to relative performance with nine of eleven sectors delivering a positive impact from security selection. Sector allocation decisions had the largest negative impact on performance. Results were particularly impacted by the underweight positioning in the top performing financials sector and overweight positioning in the relatively weak materials sector.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)	21.28%	N/A%	14.08%
Russell 3000® Index	23.81%	N/A%	13.22%
(a) Investor Class inception date was September 3, 2020.

Performance Inception Date	Sep. 03, 2020
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 658,000,000
Holdings Count | Holding	663
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 658M
Total number of portfolio holdings	663
Total advisory fee paid	$ 3.3M
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	4.56%
Apple Inc	4.37%
NVIDIA Corp	4.31%
Amazon.com Inc	2.76%
Meta Platforms Inc Class A	1.88%
U.S. Treasury Bills 4.38%	1.72%
Tesla Inc	1.52%
Alphabet Inc Class C	1.43%
Broadcom Inc	1.38%
Walmart Inc	1.12%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp	4.56%
Apple Inc	4.37%
NVIDIA Corp	4.31%
Amazon.com Inc	2.76%
Meta Platforms Inc Class A	1.88%
U.S. Treasury Bills 4.38%	1.72%
Tesla Inc	1.52%
Alphabet Inc Class C	1.43%
Broadcom Inc	1.38%
Walmart Inc	1.12%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.